Concentrations and Risks (Details Narrative) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Concentration Risk [Line Items]
Trade receivables	$ 24,000		$ 0
Interest rate	1.45%	4.77%	3.75%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%